Share Capital and Other Equity Instruments - Schedule of Total Share-Based Payments Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 2,424	$ 14,897	$ 4,801	$ 16,429
Cost of Sales and Other Production Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	10	88	17	88
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	1,068	5,080	2,083	5,772
Administration, Selling and Marketing Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 1,346	$ 9,729	$ 2,701	$ 10,569